SEGMENT REPORTING - Summary of Financial Information by Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Consolidated revenue	$ 287,579	$ 269,482	$ 237,169	$ 250,843	$ 256,406	$ 244,484	$ 207,359	$ 215,888	$ 1,045,073	$ 924,137	$ 794,876
Consolidated gross margin	81,682	$ 60,594	$ 77,348	$ 105,846	87,899	$ 76,752	$ 79,081	$ 91,433	325,470	335,165	282,967
Consolidated operating profit									18,118	102,256	117,260
Consolidated expenditures for long-lived assets									14,033	8,717	15,997
Total gross loans receivable	571,531				413,247				571,531	413,247
U.S.
Segment Reporting Information [Line Items]
Consolidated revenue									853,141	737,729	606,798
Consolidated gross margin									284,828	267,215	204,328
Consolidated operating profit									1,117	51,459	56,778
Consolidated expenditures for long-lived assets									11,105	7,406	10,125
Total gross loans receivable	361,473				308,696				361,473	308,696
Canada
Segment Reporting Information [Line Items]
Consolidated revenue									191,932	186,408	188,078
Consolidated gross margin									40,642	67,950	78,639
Consolidated operating profit									17,001	50,797	60,482
Consolidated expenditures for long-lived assets									2,928	1,311	$ 5,872
Total gross loans receivable	$ 210,058				$ 104,551				$ 210,058	$ 104,551